Schedule of Investments - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Investment in the Trading Companies
Fair Value	$ 9,162,434	$ 13,597,171
% of Partners' Capital	102.46%	100.56%
Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment in the Trading Companies
Fair Value		$ 2,961,238
% of Partners' Capital		21.90%
Morgan Stanley Smith Barney Altis I, LLC [Member]
Investment in the Trading Companies
Fair Value		$ 1,997,333
% of Partners' Capital		14.77%
Morgan Stanley Smith Barney Aspect I, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 2,796,654	$ 2,236,814
% of Partners' Capital	31.27%	16.54%
Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 3,710,816	$ 3,561,122
% of Partners' Capital	41.50%	26.34%
Morgan Stanley Smith Barney BHM I, LLC [Member]
Investment in the Trading Companies
Fair Value		$ 262,690
% of Partners' Capital		1.94%
Morgan Stanley Smith Barney TT II, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 2,654,964	$ 2,577,974
% of Partners' Capital	29.69%	19.07%
LV Futures Fund L.P. [Member]
Investment in the Trading Companies
Fair Value	$ 7,634,520	$ 10,938,630
% of Partners' Capital	101.57%	100.39%
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Augustus I, LLC [Member]
Investment in the Trading Companies
Fair Value		$ 4,737,959
% of Partners' Capital		43.48%
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney Boronia I, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 3,243,640	$ 2,053,736
% of Partners' Capital	43.15%	18.85%
LV Futures Fund L.P. [Member] | Morgan Stanley Smith Barney TT II, LLC [Member]
Investment in the Trading Companies
Fair Value	$ 4,390,880	$ 4,146,935
% of Partners' Capital	58.42%	38.06%